Other assets and prepayments	12 Months Ended
Dec. 31, 2024
Other assets and prepayments
Other assets and prepayments

Note 17. Other assets and prepayments

Other assets and prepayments are comprised of the following items:

Other assets and prepayments	As of December 31,
in €‘000	2024	2023
Prepaid expenses	33,839	22,358
Other financial assets	3,673	688
Taxes and fees	2,209	3,313
Inventories	5,704	5,986
Other	1,176	907
Total	46,601	33,252